PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of Outstanding Balances Between the Group and the Related Party Transactions and Balances
The balances between the Group and related parties as of December 31, 2023 and 2022 are as follows:

	2023	2022
Related parties:
InterCement Brasil S.A.
Accounts payable	(141,115)	(93,693)
InterCement Trading e Inversiones S.A.
Other receivables	1,693,789	1,306,661
Accounts payable	(778,006)	(516,560)
Intercement Participações S.A.
Other receivables	1,967,205	1,186,085
Accounts payable	(2,132,681)	(2,306,469)
InterCement Trading e Inversiones Argentina S.L
Other receivables	-	265,265
Other liabilities – dividends payable	-	(5,681,123)

Schedule of Balances of Related Party Transactions
Total Group's balances per item with other related parties as of December 31, 2023 and 2022 are as follows:

	2023	2022
Other receivables	3,660,994	2,758,011
Accounts payable	(3,051,802)	(2,916,722)
Other liabilities – dividends payable	-	(5,681,123)

Schedule of Transactions Between the Group and Parent Companies, Associates and Related Parties
The transactions between the Group and other related parties during the fiscal years ended December 31, 2023, 2022, and 2021 respectively, are detailed below. These transactions are made on terms equivalent to those that prevail in arm's length transactions:

	2023	2022	2021
InterCement Trading e Inversiones S.A. - sales of goods and services	-	-	23,975
Intercement Participações S.A. - services provided	148,821	238,249	823,953
Intercement Participações S.A. - services received	(2,735,576)	(4,312,762)	(4,303,006)
InterCement Trading e Inversiones Argentina S.A. - distribution of dividends	(40,108,638)	(41,075,634)	-